DERIVATIVE LIABILITIES (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
DERIVATIVE LIABILITIES
Schedule the fair value of the warrants and convertible debt
	December 31,	June 30,
	2021	2021
Derivative liability - warrants	$14,500	$69,334
Derivative liability - convertible debt	113,536	115,047
Total derivative liabilities	$128,036	$184,381

Derivative liabilities valuation assumptions
	Six Months Ended December 31,
	2021	2020
Effective exercise price	$0.0055 – $0.02	$0.00361 – $0.02
Effective market price	$0.0098	$0.006
Expected volatility	191.4%to315.8%	96.4%to304.0%
Risk-free interest	0.05%-0.28%	0.05%-0.25%
Expected terms	60 – 1,073 days	60 - 711 days
Expected dividend rate	0%	0%

	Year Ended June 30,
	2021	2020
Effective exercise price	$0.00361 – $0.02	$0.00032 – $0.00091
Effective market price	$0.006	$0.0008
Expected volatility	96.4% to 304.0%	323.22% to 335.47%
Risk-free interest	0.05% - 0.25%	0.05%
Expected terms	60 - 711 days	60 - 559 days
Expected dividend rate	0%	0%

Schedule of changes in the derivative liabilities
Derivative liabilities at June 30, 2021	$184,381
Gain on change in fair value of derivative liabilities	(56,345)
Derivative liabilities at December 31, 2021	$128,036